105 P-1 04/13

SUPPLEMENT DATED APRIL 8, 2013

TO THE PROSPECTUS DATED OCTOBER 1, 2012

OF

FRANKLIN HIGH INCOME FUND

(Franklin High Income Trust)

The prospectus is amended as follows:

The "Fund Details – Principal Risks - Focus" section beginning on page 17 is revised by removing the second, third and fourth paragraphs.

Please retain this supplement with your prospectus for reference.